Bank Indebtedness - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($) Installment	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CAD	Mar. 26, 2016 USD ($)	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CAD	Jun. 30, 2015 USD ($)	Mar. 28, 2015 USD ($)	Feb. 10, 2014 USD ($)	Jan. 20, 2014 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness				$ 63,209,000				$ 64,347,000
Senior secured revolving credit facility, excess availability				16,200,000				$ 12,900,000
Number of installments | Installment	2
Senior secured revolving credit facility reserve				8,000,000
Supplemental availability reserve				2,500,000
Senior secured revolving credit facility, increase or decrease				13,000
Senior secured revolving credit facility, seasonal availability block									$ 5,000,000	$ 12,500,000
Minimum excess availability				$ 30,000,000
Mortgage on moveable property (general) under the Civil Code (Quebec)					$ 188,395,000	CAD 250,000,000
Investissement Quebec [Member]
Line of Credit Facility [Line Items]
Reduction of monthly capital requirements		$ 1,500,000	CAD 2,000,000
Minimum capital ratio required				1.15
Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 35,500,000						$ 33,000,000
Debt Instrument Tranche One [Member] | Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 2,500,000
Libor plus interest	9.75%
Maximum [Member]
Line of Credit Facility [Line Items]
Aggregate dividend payment				33.00%
Fixed charge coverage ratio				1.30
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio				1.00
Minimum [Member] | Investissement Quebec [Member]
Line of Credit Facility [Line Items]
Adjusted long-term debt to adjusted net assets ratio				2.5